Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000271462
Shareholder Report [Line Items]
Fund Name	Climate Global - Climate Resilient REIT Index ETF
Trading Symbol	CLIM
Security Exchange Name	NYSEArca
Additional Information Phone Number	888-338-3359
Additional Information Website	https://www.climateglobaletf.com/investor-materials
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 11, 2026
AssetsNet	$ 1,561,831
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,944
InvestmentCompanyPortfolioTurnover	9.00%

[1]	Annualized